Short-Term Deposits and Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Marketable Securities [Line Items]
Beginning Balance	$ 133
Proceeds at maturity	(132)	$ (200)
Change in fair value included in OCI	(1)
Ending Balance		133
U.S. Treasury Debt Securities [Member]
Marketable Securities [Line Items]
Beginning Balance	133
Proceeds at maturity	(132)
Change in fair value included in OCI	$ (1)
Ending Balance		$ 133